Investment Strategy	Mar. 31, 2026
TCW METWEST HIGH YIELD BOND FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in high yield bonds (commonly known as “junk bonds”), which are bonds rated below investment grade or unrated bonds determined by the Adviser to be of comparable quality. The remainder of the Fund’s net assets may be invested in investment grade securities rated by one of the nationally recognized statistical rating organizations or, if unrated, determined by the Adviser to be of comparable quality.
Under normal circumstances, the Fund’s portfolio duration is two to eight years and the Fund’s dollar-weighted average maturity ranges from two to fifteen years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security to changes in interest rates. The Fund invests in the U.S. and abroad, including emerging markets, and may purchase securities of varying maturities issued by domestic and foreign corporations and governments. The Adviser focuses the Fund’s portfolio holdings in areas of the bond market that the Adviser believes to be relatively undervalued, based on its analysis of quality, sector, coupon or maturity, and that the Adviser believes offer attractive prospective risk-adjusted returns compared to other segments of the bond market. The Fund may invest up to 25% of its assets in foreign securities that are denominated in U.S. dollars. The Fund may invest up to 15% of its assets in securities of foreign issuers that are not denominated in U.S. dollars. The Fund may invest up to 10% of its assets in emerging market securities.
The Fund’s investments include various types of bonds and debt securities, including corporate bonds, mezzanine investments, swaps (including credit default swaps), currency futures and options, bank loans, preferred stock, mortgage-related and asset-backed securities (including collateralized debt obligations, which in turn include collateralized bond obligations and collateralized loan obligations), foreign securities, U.S. Treasuries and agency securities, private placements, defaulted debt securities and restricted securities, cash and cash equivalents; and common stocks or other equity securities, such as warrants. The Fund’s fixed income investments may have interest rates that are fixed, variable or floating.
Derivatives are used in an effort to hedge investments, for risk management, or to increase income or gains for the Fund. The Fund may also seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques such as reverse repurchase agreements. The Fund may normally borrow or short sell up to 33 1/3% of the value of its total assets. The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
Under normal circumstances, the Fund’s portfolio duration is two to eight years and the Fund’s dollar-weighted average maturity ranges from two to fifteen years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security to changes in interest rates. The Fund invests in the U.S. and abroad, including emerging markets, and may purchase securities of varying maturities issued by domestic and foreign corporations and governments. The Adviser focuses the Fund’s portfolio holdings in areas of the bond market that the Adviser believes to be relatively undervalued, based on its analysis of quality, sector, coupon or maturity, and that the Adviser believes offer attractive prospective risk-adjusted returns compared to other segments of the bond market. The Fund may invest up to 25% of its assets in foreign securities that are denominated in U.S. dollars. The Fund may invest up to 15% of its assets in securities of foreign issuers that are not denominated in U.S. dollars. The Fund may invest up to 10% of its assets in emerging market securities.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The Fund’s investments include various types of bonds and debt securities, including corporate bonds, mezzanine investments, swaps (including credit default swaps), currency futures and options, bank loans, preferred stock, mortgage-related and asset-backed securities (including collateralized debt obligations, which in turn include collateralized bond obligations and collateralized loan obligations), foreign securities, U.S. Treasuries and agency securities, private placements, defaulted debt securities and restricted securities, cash and cash equivalents; and common stocks or other equity securities, such as warrants. The Fund’s fixed income investments may have interest rates that are fixed, variable or floating.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in high yield bonds (commonly known as “junk bonds”), which are bonds rated below investment grade or unrated bonds determined by the Adviser to be of comparable quality.
TCW METWEST Investment Grade Credit Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund pursues its objective by utilizing a flexible investment approach that allocates investments across a range of fixed income sectors. Satisfying the Fund’s objective would require it to achieve positive total returns over a full market cycle, i.e., a period of time generally understood to be contained between two consecutive periods of heightened default activity within the global fixed income markets. Total return includes income and capital gains.
The Fund invests, under normal circumstances, at least 90% of its net assets in investment grade fixed income securities or unrated securities determined by the Adviser to be of comparable quality. Up to 10% of the Fund’s net assets may be invested in securities rated below investment grade (commonly known as “junk bonds”) or unrated securities determined by the Adviser to be of comparable quality. The emerging market fixed-income securities in which the Fund may invest are not subject to any minimum credit quality standards, so long as the value of those investments does not cause the Fund to exceed its limit on investments in securities rated below investment grade. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in securities and instruments it regards as bonds in the U.S. and abroad, including emerging markets, and may purchase securities of varying maturities issued by domestic and foreign corporations and governments. A bond is a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The term “bond” is interpreted broadly by the Adviser as an instrument or security evidencing a promise to pay some amount rather than evidencing the corporate ownership of equity, unless that equity represents an indirect or derivative interest in one or more bonds. Bonds for this purpose also include bank loans and instruments that are intended to provide one or more of the characteristics of a direct investment in one or more bonds. The Adviser focuses the Fund’s portfolio holdings in areas of the bond market that the Adviser believes to be relatively undervalued, based on its analysis of quality, sector, coupon or maturity, and that the Adviser believes offer attractive prospective risk-adjusted returns compared to other segments of the bond market.
The portfolio management team evaluates each investment idea based on the team’s view of, among other factors, its potential total return, its risk level and how it fits within the Fund’s overall portfolio in determining whether to buy or sell investments. The Adviser allocates the Fund’s assets in response to, among other considerations, changing market, financial, economic, and political factors and events that the Fund’s portfolio managers believe may affect the values of the Fund’s investments. The allocation of capital to sectors and securities within each sector in the Fund is driven primarily by the Adviser’s assessment of relative value offered by each sector and security, respectively.
The Adviser seeks to actively manage the Fund’s risks on an on-going basis to mitigate the risks of excessive losses by the portfolio overall. In managing portfolio risk, the Adviser takes into consideration its view of the following factors, among others: the potential relative performance of various market sectors, security selection available within a given sector, the risk/reward equation for different asset classes, liquidity conditions in various market sectors, the shape of the yield curve and projections for changes in the yield curve, potential fluctuations in the overall level of interest rates, and current monetary and fiscal policy.
The Fund may invest in securities of any maturity, and there is no limit on the weighted average maturity of the Fund’s portfolio. The Fund does not have a duration target. However, under normal circumstances, the average portfolio duration varies from two to eight years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security to changes in interest rates.
The Fund’s investments include various types of bonds and debt securities, including corporate bonds, notes, mortgage-related and asset-backed securities (including collateralized debt obligations, which in turn include collateralized bond obligations and collateralized loan obligations), bank loans, municipal securities, U.S. and non-U.S. money market securities, private placements and restricted securities. The Fund’s fixed income investments may have interest rates that are fixed, variable or floating.
The Fund may sell securities and other instruments short provided that not more than 33 1/3% of its net assets is held as collateral for those transactions. Derivatives are used in an effort to hedge investments, for risk management or to increase income or gains for the Fund. The types of derivative instruments in which the Fund will principally invest are currency and other futures, forward contracts, options, and swap agreements (typically interest rate swaps, index-linked swaps, total return swaps and credit default swaps).
Under normal circumstances, the majority of the Fund’s investments are denominated in U.S. dollars. However, the Fund has the flexibility to allocate up to 20% of its assets to securities denominated in foreign currencies. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss from fluctuations in currency exchange rates, but is under no obligation to do so under any circumstances.
The Fund may invest up to 10% of its total assets in a combination of convertible bonds, preferred stock, and common stock of domestic and foreign companies.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	A bond is a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The term “bond” is interpreted broadly by the Adviser as an instrument or security evidencing a promise to pay some amount rather than evidencing the corporate ownership of equity, unless that equity represents an indirect or derivative interest in one or more bonds. Bonds for this purpose also include bank loans and instruments that are intended to provide one or more of the characteristics of a direct investment in one or more bonds. The Adviser focuses the Fund’s portfolio holdings in areas of the bond market that the Adviser believes to be relatively undervalued, based on its analysis of quality, sector, coupon or maturity, and that the Adviser believes offer attractive prospective risk-adjusted returns compared to other segments of the bond market.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The Fund’s investments include various types of bonds and debt securities, including corporate bonds, notes, mortgage-related and asset-backed securities (including collateralized debt obligations, which in turn include collateralized bond obligations and collateralized loan obligations), bank loans, municipal securities, U.S. and non-U.S. money market securities, private placements and restricted securities. The Fund’s fixed income investments may have interest rates that are fixed, variable or floating.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, undernormal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in securities and instruments it regards as bonds in the U.S. and abroad, including emerging markets, and may purchase securities of varying maturities issued by domestic and foreign corporations and governments.
TCW METWEST LOW DURATION BOND FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund pursues its objective by investing, under normal circumstances, at least 70% of its net assets in highly rated fixed income securities or unrated securities determined by the Adviser to be of comparable quality. Up to 30% of the
Fund’s net assets may be invested in securities rated below highly rated securities or unrated securities determined by the Adviser to be of comparable quality, but not more than 20% of the Fund’s net assets may be invested in securities rated below investment grade (commonly known as “junk bonds”) or unrated securities determined by the Adviser to be of comparable quality. The Fund also invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities it regards as bonds. A bond is a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The term “bond” is interpreted broadly by the Adviser as an instrument or security evidencing a promise to pay some amount rather than evidencing the corporate ownership of equity, unless that equity represents an indirect or derivative interest in one or more bonds. Under normal circumstances, the Fund’s portfolio duration is up to three years and the Fund’s dollar-weighted average maturity ranges from one to five years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security to changes in interest rates.
The Fund invests in the U.S. and abroad, including emerging markets, and may purchase securities of varying maturities issued by domestic and foreign corporations and governments.
The Fund may invest up to 25% of its assets in foreign securities that are denominated in U.S. dollars. The Fund may invest up to 15% of its assets in securities of foreign issuers that are not denominated in U.S. dollars. The Fund may invest up to 10% of its assets in emerging market securities.
The Fund’s investments include various types of bonds and debt securities, including corporate bonds, notes, mortgage-related and asset-backed securities (including collateralized debt obligations, which in turn include collateralized bond obligations and collateralized loan obligations), bank loans, U.S. and non-U.S. money market securities, swaps (including credit default swaps), futures, options (including swaptions), municipal securities, defaulted debt securities, private placements and restricted securities. The Fund’s fixed income investments may have interest rates that are fixed, variable or floating.
Derivatives are used in an effort to hedge investments, for risk management, or to increase income or gains for the Fund.
The Fund may also seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques such as reverse repurchase agreements. The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.
The Fund may normally short sell up to 25% of the value of its total assets.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	A bond is a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The term “bond” is interpreted broadly by the Adviser as an instrument or security evidencing a promise to pay some amount rather than evidencing the corporate ownership of equity, unless that equity represents an indirect or derivative interest in one or more bonds. Under normal circumstances, the Fund’s portfolio duration is up to three years and the Fund’s dollar-weighted average maturity ranges from one to five years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security to changes in interest rates.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund’s investments include various types of bonds and debt securities, including corporate bonds, notes, mortgage-related and asset-backed securities (including collateralized debt obligations, which in turn include collateralized bond obligations and collateralized loan obligations), bank loans, U.S. and non-U.S. money market securities, swaps (including credit default swaps), futures, options (including swaptions), municipal securities, defaulted debt securities, private placements and restricted securities. The Fund’s fixed income investments may have interest rates that are fixed, variable or floating.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund also invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities it regards as bonds.
TCW METWEST STRATEGIC INCOME FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund pursues its objective by utilizing a flexible investment approach that allocates investments across a range of global investment opportunities related to credit, currencies and interest rates. Satisfying the Fund’s objective would require it to achieve positive total returns over a full market cycle, i.e., a period of time generally understood to be contained between two consecutive periods of heightened default activity within the global fixed income markets. Total return includes income and capital gains, but the Fund’s strategy is also intended to produce high income.
To implement some or all of these strategies, the Fund’s portfolio investments typically include corporate bonds, mezzanine investments, bank loans, preferred stock, common stock, warrants, convertible bonds, municipal securities, mortgage-related and asset-backed securities (including collateralized debt obligations, which in turn include collateralized bond obligations and collateralized loan obligations), derivatives of asset-backed securities (including those involving net interest margins), other derivatives including credit default swaps and other swaps, currency futures and other futures, and options, foreign securities, U.S. Treasuries and agency securities, cash and cash equivalents, private placements, defaulted debt securities, restricted securities and unrated securities. The Fund’s fixed income investments may have interest rates that are fixed, variable or floating.
Under normal circumstances, the average dollar-weighted credit quality of the Fund’s long-term debt investments is investment grade or unrated and determined by the Adviser to be of comparable quality. The Fund may invest up to 50% of its assets in debt securities rated below investment grade (commonly known as “junk bonds”), or unrated and determined by the Adviser to be of comparable quality.
The Fund invests in the U.S. and abroad, including emerging markets. The Fund may invest up to 25% of its assets in foreign securities that are denominated in U.S. dollars. Investments in securities of foreign issuers that are not denominated in U.S. dollars are limited to a maximum of 30% of the Fund’s assets. The Fund may also invest up to 15% of its assets in emerging market securities. Derivatives are used in an effort to hedge investments, for risk management, or to increase income or gains for the Fund. The Fund may also seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques.
The Fund may normally borrow or sell securities short each up to 33 1/3% of the value of its total assets.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund pursues its objective by utilizing a flexible investment approach that allocates investments across a range of global investment opportunities related to credit, currencies and interest rates. Satisfying the Fund’s objective would require it to achieve positive total returns over a full market cycle, i.e., a period of time generally understood to be contained between two consecutive periods of heightened default activity within the global fixed income markets. Total return includes income and capital gains, but the Fund’s strategy is also intended to produce high income.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
Under normal circumstances, the average dollar-weighted credit quality of the Fund’s long-term debt investments is investment grade or unrated and determined by the Adviser to be of comparable quality. The Fund may invest up to 50% of its assets in debt securities rated below investment grade (commonly known as “junk bonds”), or unrated and determined by the Adviser to be of comparable quality.

TCW METWEST Sustainable Securitized Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in debt securities issued by securitized vehicles and similar instruments that the Adviser believes satisfy its proprietary screening criteria that identify securities with one or more positive environmental, social or sustainable factors. The Fund will invest in securities issued by securitized vehicles including but not limited to residential mortgage-backed securities, commercial mortgage-backed securities, other asset backed securities, real estate related debt, mortgage pass-through securities, as well as floating, variable and fixed-rate securities. The Fund will invest in securities that are issued or guaranteed by the U.S. government or by any of its agencies or instrumentalities and those issued by non-governmental entities, as well as unguaranteed securities issued by private entities. Under normal circumstances, the Fund invests at least 80% of its net assets in securities rated investment grade or unrated securities determined by the Adviser to be of comparable quality. The Fund may also invest up to 20% of its assets in below investment grade bonds (“junk bonds”), which are bonds rated below BBB- by Fitch Ratings, Inc. (“Fitch”), below BBB- by S&P Global Ratings (“S&P”) and below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, bonds deemed by the Fund’s investment advisor to be of comparable quality. The Fund may invest up to 15% of its total assets (measured at the time of investment) in asset-backed and mortgage-related securities rated below investment grade by Moody’s, S&P or Fitch, or, if unrated, determined by the Adviser to be of comparable quality.
In determining whether to buy or sell investments, the portfolio management team evaluates each investment idea based on, among other factors, the team’s view of its current income potential, risk level, capital appreciation potential, and how it fits within the Fund’s overall portfolio. The allocation of capital to sectors and securities is driven primarily by the Adviser’s assessment of relative value offered by each sector and security, respectively, with additional screening to determine whether securities meet the portfolio manager’s criteria to invest in securities with one or more positive environmental, social, or sustainable attributes.
In implementing its sustainable investment strategy, the Adviser evaluates potential investments based on a number of factors, including, but not limited to: support for affordable housing and community development, especially serving low- and moderate-income individuals and communities; mortgage-backed securities that support energy efficiency and broader “green” initiatives; certain non-mortgage related asset-backed securities, such as collateralized loan obligations with ESG-related exclusionary criteria; and commercial and consumer secured and unsecured debt related to sustainable initiatives, such as solar facilities. Governance review includes, but is not limited to, lending programs, borrower education and disclosure, origination policies, servicing practices, and securitization deal structure. The Adviser uses a combination of proprietary research, third-party data, and engagement with issuers, originators, industry standard setters, and others to assess the sustainable criteria of the assets and to understand the importance of these factors to an investment’s performance. Not all of these sources may be used in every instance. Evaluating sustainable attributes and risk factors is part of the investment analysis (alongside traditional financial metrics) and informed investment decision making with the goal of improving risk-adjusted returns, consistent with the Fund’s investment objective.
The Fund’s investments are not limited to securities labeled “sustainable” or “ESG.” An investment’s satisfaction of the Adviser’s criteria described above is based on the Adviser’s proprietary analysis and not that of a third party. The Fund may invest up to 20% of its net assets in securities that the Adviser does not consider to be sustainable investments. Securities or other instruments may be sold for a number of reasons, including when the portfolio managers believe that (i) another security or instrument may offer a better investment opportunity, (ii) there has been a deterioration in the credit fundamentals of an issuer, (iii) an individual security or instrument has reached its sell target, (iv) the portfolio should be rebalanced for diversification or portfolio weighting purposes, or (v) the security no longer meets the Adviser’s sustainable criteria.
Under normal circumstances, the Fund’s portfolio duration is two to eight years and the Fund’s dollar-weighted average maturity ranges from two to fifteen years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security to changes in interest rates.
The Fund invests in the U.S. and international securitized markets, including securities denominated in foreign currencies. The Fund has the flexibility to allocate up to 20% of its total assets to securities of foreign issuers denominated in U.S. dollars or foreign currencies. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss from fluctuations in currency exchange rates, but is under no obligation to do so under any circumstances. Up to 10% of the Fund’s total assets may be invested in emerging markets and instruments that are economically tied to emerging market countries.
The Fund may normally borrow or sell securities short each up to 33 1/3% of the value of its total assets.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund will invest in securities issued by securitized vehicles including but not limited to residential mortgage-backed securities, commercial mortgage-backed securities, other asset backed securities, real estate related debt, mortgage pass-through securities, as well as floating, variable and fixed-rate securities. The Fund will invest in securities that are issued or guaranteed by the U.S. government or by any of its agencies or instrumentalities and those issued by non-governmental entities, as well as unguaranteed securities issued by private entities. Under normal circumstances, the Fund invests at least 80% of its net assets in securities rated investment grade or unrated securities determined by the Adviser to be of comparable quality. The Fund may also invest up to 20% of its assets in below investment grade bonds (“junk bonds”), which are bonds rated below BBB- by Fitch Ratings, Inc. (“Fitch”), below BBB- by S&P Global Ratings (“S&P”) and below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, bonds deemed by the Fund’s investment advisor to be ofcomparable quality. The Fund may invest up to 15% of its total assets (measured at the time of investment) in asset-backed and mortgage-related securities rated below investment grade by Moody’s, S&P or Fitch, or, if unrated, determined by the Adviser to be of comparable quality.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
Under normal circumstances, the Fund’s portfolio duration is two to eight years and the Fund’s dollar-weighted average maturity ranges from two to fifteen years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security to changes in interest rates.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in debt securities issued by securitized vehicles and similar instruments that the Adviser believes satisfy its proprietary screening criteria that identify securities with one or more positive environmental, social or sustainable factors.
TCW METWEST TOTAL RETURN BOND FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in investment grade fixed income securities or unrated securities determined by the Adviser to be of comparable quality. Up to
20% of the Fund’s net assets may be invested in securities rated below investment grade (commonly known as “junk bonds”) or unrated securities determined by the Adviser to be of comparable quality. The Fund also invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities it regards as bonds. A bond is a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The term “bond” is interpreted broadly by the Adviser as an instrument or security evidencing a promise to pay some amount rather than evidencing the corporate ownership of equity, unless that equity represents an indirect or derivative interest in one or more bonds. Under normal circumstances, the Fund’s portfolio duration is two to eight years and the Fund’s dollar-weighted average maturity ranges from two to fifteen years.
Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security to changes in interest rates.
The Fund invests in the U.S. and abroad, including emerging markets, and may purchase securities of varying maturities issued by domestic and foreign corporations and governments. The Fund may invest up to 25% of its assets in foreign securities that are denominated in U.S. dollars. The Fund may invest up to 15% of its assets in securities of foreign issuers that are not denominated in U.S. dollars. The Fund may invest up to 10% of its assets in emerging market securities. The Adviser focuses the Fund’s portfolio holdings in areas of the bond market that the Adviser believes to be relatively undervalued, based on its analysis of quality, sector, coupon or maturity, and that the Adviser believes offer attractive prospective risk-adjusted returns compared to other segments of the bond market.
The Fund’s investments include various types of bonds and debt securities, including corporate bonds, notes, mortgage-related and asset-backed securities (including collateralized debt obligations, which in turn include collateralized bond obligations and collateralized loan obligations), bank loans, U.S. and non-U.S. money market securities, municipal securities, derivatives including credit default swaps and other swaps, futures, options and currency forward contracts, defaulted debt securities, private placements and restricted securities. The Fund’s fixed income investments may have interest rates that are fixed, variable or floating.
Derivatives are used in an effort to hedge investments, for risk management, or to increase income or gains for the Fund. The Fund may also seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques. The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.
The Fund may normally short sell up to 25% of the value of its total assets.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Up to
20% of the Fund’s net assets may be invested in securities rated below investment grade (commonly known as “junk bonds”) or unrated securities determined by the Adviser to be of comparable quality. The Fund also invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities it regards as bonds. A bond is a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The term “bond” is interpreted broadly by the Adviser as an instrument or security evidencing a promise to pay some amount rather than evidencing the corporate ownership of equity, unless that equity represents an indirect or derivative interest in one or more bonds. Under normal circumstances, the Fund’s portfolio duration is two to eight years and the Fund’s dollar-weighted average maturity ranges from two to fifteen years.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The Fund’s investments include various types of bonds and debt securities, including corporate bonds, notes, mortgage-related and asset-backed securities (including collateralized debt obligations, which in turn include collateralized bond obligations and collateralized loan obligations), bank loans, U.S. and non-U.S. money market securities, municipal securities, derivatives including credit default swaps and other swaps, futures, options and currency forward contracts, defaulted debt securities, private placements and restricted securities. The Fund’s fixed income investments may have interest rates that are fixed, variable or floating.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in investment grade fixed income securities or unrated securities determined by the Adviser to be of comparable quality.
TCW METWEST ULTRA SHORT BOND FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund pursues its objective by investing, under normal circumstances, at least 90% of its net assets in investment grade fixed income securities or unrated securities determined by the Adviser to be of comparable quality. Up to 10% of the Fund’s net assets may be invested in securities rated below investment grade (commonly known as “junk bonds”) or unrated securities determined by the Adviser to be of comparable quality. The Fund also invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities it regards as bonds. A bond is a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The term “bond” is interpreted broadly by the Adviser as an instrument or security evidencing a promise to pay some amount rather than evidencing the corporate ownership of equity, unless that equity represents an indirect or derivative interest in one or more bonds. Under normal circumstances, the Fund’s portfolio duration will remain within one year of its benchmark index, and its dollar-weighted average maturity can exceed one year. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security to changes in interest rates.
The Fund invests in the U.S. and abroad, including emerging markets, and may purchase securities of varying maturities issued by domestic and foreign corporations and governments. The Fund also seeks to maintain a low degree of share price fluctuation. The Fund may invest up to 25% of its assets in foreign securities that are denominated in U.S. dollars. The Fund may invest up to 15% of its assets in securities of foreign issuers that are not denominated in U.S. dollars. The Fund may invest up to 10% of its assets in emerging market securities.
The Fund’s investments include various types of bonds and debt securities, including corporate bonds, notes, mortgage-related and asset-backed securities (including collateralized debt obligations, which in turn include collateralized bond obligations and collateralized loan obligations), bank loans, U.S. and non-U.S. money market securities, municipal securities, private placements and restricted securities. The Fund’s fixed income investments may have interest rates that are fixed, variable or floating.
The Fund may normally short sell up to 25% of the value of its total assets. Derivatives are used in an effort to hedge investments, for risk management, or to increase income or gains for the Fund. The types of derivative instruments in which the Fund will principally invest are credit default swaps and other swaps, futures, options and currency forward contracts. The Fund may also seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques such as reverse repurchase agreements. The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	A bond is a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The term “bond” is interpreted broadly by the Adviser as an instrument or security evidencing a promise to pay some amount rather than evidencing the corporate ownership of equity, unless that equity represents an indirect or derivative interest in one or more bonds. Under normal circumstances, the Fund’s portfolio duration will remain within one year of its benchmark index, and its dollar-weighted average maturity can exceed one year. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security to changes in interest rates.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The Fund’s investments include various types of bonds and debt securities, including corporate bonds, notes, mortgage-related and asset-backed securities (including collateralized debt obligations, which in turn include collateralized bond obligations and collateralized loan obligations), bank loans, U.S. and non-U.S. money market securities, municipal securities, private placements and restricted securities. The Fund’s fixed income investments may have interest rates that are fixed, variable or floating.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund also invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities it regards as bonds.
TCW METWEST UNCONSTRAINED BOND FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund pursues its objective by utilizing a flexible investment approach that allocates investments across a range of global investment opportunities related to credit, currencies and interest rates. Satisfying the Fund’s objective would require it to achieve positive total returns over a full market cycle, i.e., a period of time generally understood to be contained between two consecutive periods of heightened default activity within the global fixed income markets. Total return includes income and capital gains.
The use of the term “unconstrained” in the Fund’s name means that it is not limited by the types of investments in a particular securities index. The Fund is not managed to be compared to any such index. The Fund also is unconstrained in the sense that it is not limited to any single type of investment strategy.
The portfolio management team evaluates each investment idea based on the team’s view of, among other factors, its potential return, its risk level and how it fits within the Fund’s overall portfolio in determining whether to buy or sell investments. The Adviser allocates the Fund’s assets in response to, among other considerations, changing market, financial, economic, and political factors and events that the Fund’s portfolio managers believe may affect the values of the Fund’s investments. The allocation of capital to sectors and securities within each sector in the Fund is driven primarily by the Adviser’s assessment of relative value offered by each sector and security, respectively.
The Adviser seeks to actively manage the Fund’s risks on an on-going basis to mitigate the risks of excessive losses by the portfolio overall. In managing portfolio risk, the Adviser takes into consideration its view of the following factors, among others: the potential relative performance of various market sectors, security selection available within a given sector, the risk/reward equation for different asset classes, liquidity conditions in various market sectors, the shape of the yield curve and projections for changes in the yield curve, potential fluctuations in the overall level of interest rates, and current monetary and fiscal policy.
The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in securities and instruments it regards as bonds in the U.S. and abroad, including emerging markets, and may purchase securities of varying maturities issued by domestic and foreign corporations and governments. A bond is a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The term “bond” is interpreted broadly by the Adviser as an instrument or security evidencing a promise to pay some amount rather than evidencing the corporate ownership of equity, unless that equity represents an indirect or derivative interest in one or more bonds. The Fund may invest in both investment grade and high yield fixed income securities (commonly known as “junk bonds”), subject to investing no more than 50% of its total assets (measured at the time of investment) in securities rated below investment grade by Moody’s, S&P or Fitch, or, if unrated, determined by the Adviser to be of comparable quality. Under normal circumstances, the average portfolio duration of the fixed-income portion of the Fund’s portfolio will vary from negative three (-3) years to positive eight (8) years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security to changes in interest rates. As a separate measure, there is no limit on the weighted average maturity of the Fund’s portfolio.
The Fund may invest in foreign securities, and up to 50% of the Fund’s total assets may be invested in emerging markets and instruments that are economically tied to emerging market countries. The Fund considers emerging market countries to include all of the countries in the J.P. Morgan Emerging Market Bond Index (EMBI) Global Diversified, the J.P. Morgan Corporate Emerging Market Bond Index (CEMBI) Broad Diversified, the J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM), the MSCI Emerging Markets Index and the MSCI Frontier Markets Index. Instruments considered to be economically tied to emerging market countries are (i) those that are principally traded in an emerging market country, or (ii) those that are issued by: (a) an issuer organized under the laws of or maintaining a principal place of business in an emerging market country, (b) an issuer that derives or is expected to derive 50% or more of its total revenues, earnings or profits from business activity in an emerging market country, or that maintains or is expected to maintain 50% or more of its employees, assets, investments or operations in an emerging market country, or (c) a governmental or quasi-governmental entity of an emerging market country. The emerging market fixed-income securities in which the Fund may invest are not subject to any minimum credit quality standards, so long as the value of those investments does not cause the Fund to exceed its limit on investments in securities rated below investment grade.
The Fund normally limits its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 40% of its total assets. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss from fluctuations in currency exchange rates, but is under no obligation to do so under any circumstances.
The Fund may sell securities and other instruments short provided that not more than 25% of its net assets is held as collateral for those transactions. Derivatives are used in an effort to hedge investments, for risk management or to increase income or gains for the Fund. The types of derivative instruments in which the Fund will principally invest are currency and other futures, forward contracts, options, and swap agreements (typically interest rate swaps, index-linked swaps, total return swaps and credit default swaps). The Fund may invest up to 10% of its total assets in preferred stock and up to 5% in common stock of domestic and foreign companies. The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	A bond is a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder ofthe security. The term “bond” is interpreted broadly by the Adviser as an instrument or security evidencing a promise to pay some amount rather than evidencing the corporate ownership of equity, unless that equity represents an indirect or derivative interest in one or more bonds. The Fund may invest in both investment grade and high yield fixed income securities (commonly known as “junk bonds”), subject to investing no more than 50% of its total assets (measured at the time of investment) in securities rated below investment grade by Moody’s, S&P or Fitch, or, if unrated, determined by the Adviser to be of comparable quality. Under normal circumstances, the average portfolio duration of the fixed-income portion of the Fund’s portfolio will vary from negative three (-3) years to positive eight (8) years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security to changes in interest rates. As a separate measure, there is no limit on the weighted average maturity of the Fund’s portfolio.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund may invest in foreign securities, and up to 50% of the Fund’s total assets may be invested in emerging markets and instruments that are economically tied to emerging market countries. The Fund considers emerging market countries to include all of the countries in the J.P. Morgan Emerging Market Bond Index (EMBI) Global Diversified, the J.P. Morgan Corporate Emerging Market Bond Index (CEMBI) Broad Diversified, the J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM), the MSCI Emerging Markets Index and the MSCI Frontier Markets Index. Instruments considered to be economically tied to emerging market countries are (i) those that are principally traded in an emerging market country, or (ii) those that are issued by: (a) an issuer organized under the laws of or maintaining a principal place of business in an emerging market country, (b) an issuer that derives or is expected to derive 50% or more of its total revenues, earnings or profits from business activity in an emerging market country, or that maintains or is expected to maintain 50% or more of its employees, assets, investments or operations in an emerging market country, or (c) a governmental or quasi-governmental entity of an emerging market country. The emerging market fixed-income securities in which the Fund may invest are not subject to any minimum credit quality standards, so long as the value of those investments does not cause the Fund to exceed its limit on investments in securities rated below investment grade.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in securities and instruments it regards as bonds in the U.S. and abroad, including emerging markets, and may purchase securities of varying maturities issued by domestic and foreign corporations and governments.